                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2009
                                                ----------------------

Check here if Amendment [ ]; Amendment Number:
                                                --------

This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings
                                         entries.

Institutional Investment Manager Filing this Report:

Name:        MacNealy Hoover Investment Management, Inc.
           -----------------------------------------------
Address:     200 Market Ave., N., Suite 200
           -----------------------------------------------
             Canton, Ohio 44702
           -----------------------------------------------

Form 13F File Number:    028-12713
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Harry C.C. MacNealy
           ---------------------------------------------------

Title:       CEO & CCO
           ---------------------------------------------------

Phone:       330 454-1010
           ---------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Harry C.C. MacNealy          Canton, OH           October 30, 2009
-----------------------    ----------------------     ----------------
      [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 ------------------------------

      [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            -0-
                                           ------------

Form 13F Information Table Entry Total:       153
                                           ------------

Form 13F Information Table Value Total:       $67,370
                                           ------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.     Form 13F File Number      Name

              28-
      ----       ------------           -----------------------------

      [Repeat as necessary.]


         COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4  COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8
                                                       Current
                                                        Value    Quantity          Investment    Other     Voting Authority
       Description           Asset Class      CUSIP     (000)     SH/PRN   SH/PRN  Discretion  Managers  SOLE  Shared   None
       -----------           -----------      -----    --------  --------  ------  ----------  --------  ----  ------   ----
1/100 Berkshire Htwy cl A   CL A             084670108  $2,121     2,000     SH       SOLE                       2,100
1/100 Berkshire Htwy cl A   CL A                                     100              NON
3M Co.                      COM              88579Y101    $747    10,125     SH       SOLE                      10,125
Abbott Laboratories         COM              002824100  $1,246    25,086     SH       SOLE                      22,686
Abbott Laboratories         COM                                      100              NON
Abbott Laboratories         COM                                                                                         2,500
Amer Electric Pwr Co Inc    COM              025537101    $264     8,000     SH       SOLE			8,335
Amer Electric Pwr Co Inc    COM                                      535              NON
Amer Electric Pwr Co Inc    COM                                                                                           200
American Express Company    COM              025816109    $244     7,200     SH       SOLE                      7,200
Amgen Incorporated          COM              031162100    $313     5,200     SH       SOLE                      5,200
Apple Computer Inc          COM              037833100    $474     1,760     SH       SOLE                      2,560
Apple Computer Inc          COM                                      800              NON
AT&T Inc.                   COM              00206R102    $553    19,247     SH       SOLE                     20,257
AT&T Inc.                   COM                                    1,210              NON
AT&T Inc.                   COM                                                                                           200
Auto Data Processing        COM              053015103  $1,042    25,500     SH       SOLE                     23,450
Auto Data Processing        COM                                    1,025              NON
Auto Data Processing        COM                                                                                         3,075
Berkshire Hathaway Cl B     CL B             084670207  $1,117       336     SH       SOLE                        302
Berkshire Hathaway Cl B     CL B                                                                                           34
BP p.l.c. Adr               SPONSORED ADR    055622104    $217     3,928     SH       SOLE                      4,085
BP p.l.c. Adr               SPONSORED ADR                            157              NON
Bristol-Myers Squibb Co     COM              110122108    $387    16,607     SH       SOLE                     17,197
Bristol-Myers Squibb Co     COM                                      590              NON
Bucyrus Intl Inc            COM              118759109  $1,615    45,350     SH       SOLE                     43,350
Bucyrus Intl Inc            COM                                                                                         2,000
Camco Financial Corp        COM              132618109    $255   117,009     SH       SOLE                    117,509
Camco Financial Corp        COM                                      500              NON
Central Federal Corp        COM              15346Q103    $797   300,715     SH       SOLE                    300,715
Chevron Corporation         COM              166764100  $3,195    44,537     SH       SOLE                     43,312
Chevron Corporation         COM                                      825              NON
Chevron Corporation         COM                                                                                         2,050
Cisco Systems Inc           COM              17275R102    $421    17,690     SH       SOLE                     17,890
Cisco Systems Inc           COM                                      200              NON
Citigroup Inc               COM              172967101    $231    47,550     SH       SOLE                     47,550
Citigroup Inc               COM                                      250              NON
Citigroup Inc               COM                                                                                           250
Coca Cola Company           COM              191216100  $1,268    23,355     SH       SOLE                     23,205
Coca Cola Company           COM                                      250              NON
Coca Cola Company           COM                                                                                           400
ConocoPhillips              COM              20825C104  $1,573    34,582     SH       SOLE                     34,632
ConocoPhillips              COM                                      250              NON
ConocoPhillips              COM                                                                                           200
Deere & Co                  COM              244199105    $808    18,825     SH       SOLE                     18,825
Diebold Incorporated        COM              253651103    $695    21,105     SH       SOLE                     21,030
Diebold Incorporated        COM                                                                                            75
Disney Walt Hldg Co         COM DISNEY       254687106    $774    27,069     SH       SOLE                     27,669
Disney Walt Hldg Co         COM DISNEY                             1,100              NON
Disney Walt Hldg Co         COM DISNEY                                                                                    500
Dominion Resources Inc.     COM              25746U109    $304     8,800     SH       SOLE                       8,800
Dow Chemical Company        COM              260543103    $398    15,250     SH       SOLE                      15,250
Duke Energy Corporation     COM              26441C105    $275    16,752     SH       SOLE                       9,552
Duke Energy Corporation     COM                                      735              NON
Duke Energy Corporation     COM                                                                                         7,935
DuPont E I De Nemour&Co     COM              263534109    $947    29,300     SH       SOLE                      25,900
DuPont E I De Nemour&Co     COM                                      175              NON
DuPont E I De Nemour&Co     COM                                                                                         3,575
E M C Corp Mass             COM              268648102    $691    39,850     SH       SOLE                      40,550
E M C Corp Mass             COM                                      700              NON
Emerson Electric Co         COM              291011104  $1,226    30,600     SH       SOLE                      27,100
Emerson Electric Co         COM                                                                                         3,500
Exxon Mobil Corporation     COM              30231G102  $3,562    51,368     SH       SOLE                      50,018
Exxon Mobil Corporation     COM                                      550              NON
Exxon Mobil Corporation     COM                                                                                         1,900
Farmers Natl Banc Cp Oh     COM              309627107    $491   100,888     SH       SOLE                     102,312
Farmers Natl Banc Cp Oh     COM                                    1,424              NON
Fifth Third Banc Pfd        CNV PFD DEP1/250 316773209    $224     1,775     SH       SOLE                       1,775
Fifth Third Banc Pfd        CNV PFD DEP1/250                         100              NON
Fifth Third Banc Pfd        CNV PFD DEP1/250                                                                              100
Fifth Third Bancorp         COM              316773100  $1,161   114,402     SH       SOLE                     114,402
Fifth Third Bancorp         COM                                      250              NON
Fifth Third Bancorp         COM                                                                                           250
First Citizens Banc New     COM NO PAR       319459202    $799   151,578     SH       SOLE                     151,178
First Citizens Banc New     COM NO PAR                               900              NON
First Citizens Banc New     COM NO PAR                                                                                  1,300
Firstmerit Corp             COM              337915102  $1,414    73,981     SH       SOLE                      73,474
Firstmerit Corp             COM                                      304              NON
Firstmerit Corp             COM                                                                                           811
General Dynamics Corp       COM              369550108    $908    13,850     SH       SOLE                      11,650
General Dynamics Corp       COM                                      200              NON
General Dynamics Corp       COM                                                                                         2,400
General Electric Company    COM              369604103  $2,445   145,334     SH       SOLE                     138,834
General Electric Company    COM                                    3,550              NON
General Electric Company    COM                                                                                        10,050
Heinz H J Co                COM              423074103    $894    21,850     SH       SOLE                      19,600
Heinz H J Co                COM                                      630              NON
Heinz H J Co                COM                                                                                         2,880
Hershey Company             COM              427866108  $1,400    35,725     SH       SOLE                      35,925
Hershey Company             COM                                      300              NON
Hershey Company             COM                                                                                           100
Home Depot Inc              COM              437076102    $681    25,462     SH       SOLE                      25,062
Home Depot Inc              COM                                      100              NON
Home Depot Inc              COM                                                                                           500
Huntington Banc Pfd         PFD CONV SER A   446150401    $305       350     SH       SOLE                         350
Huntington Bancshs Inc      COM              446150104  $1,257   263,245     SH       SOLE                     264,745
Huntington Bancshs Inc      COM                                    3,700              NON
Huntington Bancshs Inc      COM                                                                                         2,200
Ingersoll-Rand Company      COM              456866102    $939    30,600     SH       SOLE                      30,600
Intel Corp                  COM              458140100    $446    20,264     SH       SOLE                      22,514
Intel Corp                  COM                                    2,525              NON
Intel Corp                  COM                                                                                           275
Intl Business Machines      COM              459200101  $2,786    23,029     SH       SOLE                      23,039
Intl Business Machines      COM                                      260              NON
Intl Business Machines      COM                                                                                           250
Ishares Russell 1000 Gro    RUSSELL1000GRW   464287614    $474    10,225     SH       SOLE                      10,225
Ishares S&P Global Hlth Cr  S&P GBL HLTHCR   464287325    $233     4,810     SH       SOLE                       4,810
Ishares Tr Msci Eafe Fd     MSCI EAFE IDX    464287465  $1,202    21,978     SH       SOLE                      21,978
Ishares Tr Russell 2000     RUSSELL 2000     464287655    $302     5,010     SH       SOLE                       5,010
J P Morgan Chase & Co. Inc  COM              46625H100    $705    16,097     SH       SOLE                      12,497
J P Morgan Chase & Co. Inc  COM                                                                                         3,600
Johnson & Johnson           COM              478160104  $2,764    45,399     SH       SOLE                      43,199
Johnson & Johnson           COM                                                                                         2,200
Keycorp Inc New             COM              493267108    $128    18,768     SH       SOLE                      18,768
Keycorp Inc New             COM                                    1,000              NON
Keycorp Inc New             COM                                                                                         1,000
Lowes Companies Inc         COM              548661107    $380    18,150     SH       SOLE                      18,150
Mc Donalds Corp             COM              580135101    $299     5,239     SH       SOLE                       5,239
Medtronic Inc               COM              585055106    $282     7,650     SH       SOLE                       7,650
Merck & Co Inc              COM              589331107    $519    16,175     SH       SOLE                      16,400
Merck & Co Inc              COM                                      225              NON
Microsoft Corp              COM              594918104  $1,862    70,800     SH       SOLE                      66,900
Microsoft Corp              COM                                    1,600              NON
Microsoft Corp              COM                                                                                         5,500
Natl Bancshares Corp Oh     COM              632592101  $2,471   175,640     SH       SOLE                     175,890
Natl Bancshares Corp Oh     COM                                      250              NON
Navios Maritime             COM              Y62196103    $135    27,500     SH       SOLE                      27,500
Oracle Corporation          COM              68389X105    $402    18,700     SH       SOLE                      13,800
Oracle Corporation          COM                                      600              NON
Oracle Corporation          COM                                                                                  5,500
P V F Capital Corp          COM              693654105    $121    51,673     SH       SOLE                      51,673
Pepsico Incorporated        COM              713448108  $1,293    22,043     SH       SOLE                      22,043
Pfizer Incorporated         COM              717081103    $790    46,547     SH       SOLE                      47,047
Pfizer Incorporated         COM                                    1,175              NON
Pfizer Incorporated         COM                                                                                           675
Philip Morris Intl Inc      COM              718172109    $292     5,998     SH       SOLE                       5,998
Pro Dex Inc Colo            COM              74265M106      $6    10,000     SH       SOLE                      10,000
Procter & Gamble Co         COM              742718109  $3,097    53,475     SH       SOLE                      51,275
Procter & Gamble Co         COM                                                                                         2,200
Schering Plough Corp        COM              806605101    $373    13,200     SH       SOLE                      13,200
SPDR TRUST S&P500           UNIT SER 1       78462F103  $1,700    16,100     SH       SOLE                      16,100
Teva Pharm Inds Ltd Adrf    ADR              881624209    $597    11,800     SH       SOLE                      11,800
Textron Incorporated        COM              883203101    $724    38,150     SH       SOLE                      38,150
Valero Energy Corp New      COM              91913Y100    $519    26,625     SH       SOLE                       6,625
Valero Energy Corp New      COM                                      125              NON
Valero Energy Corp New      COM                                                                                           125
Vanguard Total Stock Mkt    STK MRK ETF      922908769    $460     8,575     SH       SOLE                       8,575
Verizon Communications      COM              92343V104    $286     8,810     SH       SOLE                       9,446
Verizon Communications      COM                                      636              NON
Whole Foods Market Inc      COM              966837106    $477    15,450     SH       SOLE                      15,150
Whole Foods Market Inc      COM                                      200              NON
Whole Foods Market Inc      COM                                                                                           500
Yum Brands Inc.             COM              988498101    $568    16,816     SH       SOLE                      16,816